Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Direct Dial - (215) 564-8198
1933 Act Rule 485(b)
1933 Act File No. 333-96461
1940 Act File No. 811-09813

December 28, 2012

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Scout Funds (the “Trust”)
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment Nos. 47/48 to the Registration Statement on Form N-1A of the Trust (the “Amendment”).  The purpose of this Amendment is to reflect changes to the class structure of the Scout Unconstrained Bond Fund (the “Fund”).  Effective December 31, 2012, all existing and outstanding shares of the Fund will be designated as “Institutional Class” shares and a new class of shares of the Fund (“Class Y” shares) will be offered to investors.

The Amendment is being filed under Rule 485(b) for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on Post-Effective Amendment Nos. 45/46; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses or statements of additional information of the Trust’s other series.

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC
A Pennsylvania Limited Liability Partnership

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to J. Stephen Feinour, Jr. at (215) 564-8521.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare

Enclosures